November 16, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     MERRILL LYNCH BALANCED FUND
     FOR INVESTMENT AND
     RETIREMENT, INC.
     File No. 2-91329

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company Act
of 1940, Merrill Lynch Balanced Fund for
Investment and Retirement, Inc. (the
"Fund") hereby files its Rule 24f-2
Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended September 30, 1995 (the "Fiscal Year").

2. 233,845,778 shares of common stock
    of the Fund which had been registered
    under the Securities Act of 1933 (the
    "Securities Act") other than pursuant to Rule 24f-2 remained unsold at the beginning of the Fiscal Year.

3. 13,950,432 shares of common stock
    were registered under the Securities
    Act during the Fiscal Year other than
    pursuant to Rule 24f-2.

4. 3,817,468 shares of common stock
    were sold during the Fiscal Year.*

5. No shares of common stock were sold
   during the Fiscal Year in reliance upon
   registration pursuant to Rule 24f-2.


_______________
*Of this amount, 1,070,519 Class A shares were sold at an aggregate price of $11,591,966, 2,091,731 Class B shares were sold at an aggregate price of
 $23,097,445, 132,339 Class C shares
 were sold at an aggregate price of
 $1,431,442 and 522,879 Class D shares
 were sold at an aggregate price of
 $5,666,353.  The aggregate price of all
 shares of common stock sold during the
 Fiscal Year was $36,687,206.

Please direct any questions relating to this filing to Jerry Weiss, Merrill Lynch Asset
Management, P.O. Box 9011, Princeton,
N.J. 08543-9011, (609)282-1727 or to
Joel Goldberg at Shereff, Friedman,
Hoffman & Goodman, LLP, 919 Third
Avenue, New York, New York  10022,
(212) 758-9500.

Very truly yours,

MERRILL LYNCH BALANCED FUND
FOR INVESTMENT AND RETIREMENT,
INC.



By /s/ Jerry Weiss
   - - - - - - - - - - -
     Jerry Weiss
      Secretary